Consolidated shareholders’ equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity	Consolidated shareholders’ equity
D.15.1. Share capital
As of December 31, 2024, the share capital was €2,526,245,442, consisting of 1,263,122,721 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2024	9.53	0.755%
December 31, 2023	13.45	1.063%
December 31, 2022	8.20	0.650%
January 1, 2022	11.02	0.872%
Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2021		1,263,560,695
During 2022	Capital increase by exercise of stock subscription options(a)	490,373
During 2022	Capital increase by issuance of restricted shares(b)	1,499,987
Board meeting of July 27, 2022	Capital increase reserved for employees	2,027,057
Board meeting of December 14, 2022	Reduction in share capital by cancellation of treasury shares	(6,742,380)
December 31, 2022		1,260,835,732
During 2023	Capital increase by exercise of stock subscription options(a)	504,956
During 2023	Capital increase by issuance of restricted shares(b)	1,330,558
Board meeting of July 27, 2023	Capital increase reserved for employees	2,128,723
December 31, 2023		1,264,799,969
During 2024	Capital increase by exercise of stock subscription options(a)	398,569
During 2024	Capital increase by issuance of restricted shares(b)	1,479,787
Board meeting of July 24, 2024	Capital increase reserved for employees	2,244,396
Board meeting of December 4, 2024	Reduction in share capital by cancellation of treasury shares	(5,800,000)
December 31, 2024		1,263,122,721
(a)Shares issued on exercise of Sanofi stock subscription options.
(b)Shares vesting under restricted share plans and issued in the period.
For the disclosures about the management of capital required under IFRS 7, refer to Note D.2.
D.15.2. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2024		2023		2022
Type of plan	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans
Date of Board meeting approving the plan	April 30, 2024	December 4, 2024	May 25, 2023	December 13, 2023	May 3, 2022	December 14, 2022
Service period	3 years	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded (a)	4,505,145	97,100	3,838,434	65,129	3,344,432	109,981
Of which with no market condition	2,888,502	6,649	2,425,047	944	2,000,627	10,335
Fair value per share awarded(b)	€81.84	€79.51	€87.69	€77.42	€91.19	€79.17
Of which with market condition	1,616,643	90,451	1,413,387	64,185	1,343,805	99,646
Fair value per share awarded other than to the Chief Executive Officer(c)	€72.79	€75.11	€83.74	€74.50	€86.65	€69.60
Fair value per share awarded other than to the Chief Executive Officer - additional shares(d)	€13.50	€32.09	€43.60	€34.90	€49.00	€54.70
Fair value per share awarded to the Chief Executive Officer(c)	€72.38	—	€82.17	—	€84.46	—
Fair value of plan at the date of grant (€ million)	346	7	326	5	294	8
(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).
(b) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c)Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(d)Additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and 8,229 awarded in
December 2024 (versus 121,097 awarded in May 2023, 5,838 awarded in December 2023, 114,874 awarded in May 2022 and 9,066 awarded in
December 2022).
The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2024(a)	2023(a)	2022(a)
Total expense for restricted share plans (€ million)	260	231	206
Number of shares not yet fully vested as of December 31	10,914,134	9,773,084	9,245,513
Under 2024 plans	4,454,299	—	—
Under 2023 plans	3,501,088	3,780,513	—
Under 2022 plans	2,958,747	3,099,158	3,330,801
Under 2021 plans	—	2,893,413	3,097,531
Under 2020 plans	—	—	2,817,181
(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 147,894 additional shares awarded in 2024, versus
126,935 awarded in 2023 and 123,940 awarded in 2022.
D.15.3. Capital increases
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2024, 2023 and 2022 are summarized in the table below:

	2024	2023	2022
Date of Board meeting approving the plan	January 31, 2024	February 2, 2023	February 3, 2022
Subscription price (€)(a)	72.87	79.58	80.21
Subscription period	June 4-24, 2024	June 5-23, 2023	June 9-29, 2022
Number of shares subscribed	2,124,445	2,009,306	1,909,008
Number of shares issued immediately as employer’s contribution	119,951	119,417	118,049
(a)Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding
May 30, 2024, May 31, 2023 and June 6, 2022, respectively.
The table below sets forth the expense recognized for each plan:

(€ million)	2024	2023	2022
Expense recognized	45	52	39
of which employer’s contribution	11	12	11
D.15.4. Repurchase of Sanofi shares
The Annual General Meetings of Sanofi shareholders held on April 30, 2024, May 25, 2023 and May 3, 2022 each authorized a share repurchase program for a period of 18 months. The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2024		2023		2022
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2024 program	—	—	—	—	—	—
2023 program	3,215,460	302	2,584,540	230	—	—
2022 program	—	—	4,000,204	363	1,510,000	137
2021 program	—	—	—	—	3,976,992	360
D.15.5. Reductions in share capital
Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1. above.
Those reductions have no impact on shareholders’ equity.
D.15.6. Currency translation differences
Currency translation differences comprise the following:

(€ million)	2024	2023	2022
Attributable to equity holders of Sanofi	2,408	(31)	1,499
Attributable to non-controlling interests	(17)	(37)	(37)
Total	2,391	(68)	1,462
The balance as of December 31, 2024 includes an after-tax amount of €(679) million relating to hedges of net investments in foreign operations (refer to Note B.8.3. for a description of the relevant accounting policy), compared with €(574) million as of December 31, 2023 and €(580) million as of December 31, 2022.
This balance also includes an amount of €(300) million relating to translation differences of Opella, the assets and liabilities of which are presented in Assets held for sale and Liabilities related to assets held for sale as of December 31, 2024.
The movement in Currency translation differences is mainly attributable to the US dollar.
D.15.7. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	2024	2023	2022
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	13	(171)	650
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	(2)	—	4
•Tax effects	(27)	18	(212)
Equity instruments included in financial assets and financial liabilities:
•Change in fair value (excluding investments accounted for using the equity method)	(21)	97	(4)
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
•Equity risk hedging instruments designated as fair value hedges	—	—	17
•Tax effects	9	(21)	(4)
Items not subsequently reclassifiable to profit or loss (a)	(28)	(77)	451
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(b)	5	21	(77)
•Tax effects	—	(4)	15
Cash flow and fair value hedges:
•Change in fair value (excluding investments accounted for using the equity method)(c)	(3)	1	5
•Change in fair value (investments accounted for using the equity method, net of taxes)	(3)	(2)	2
▪Tax effects	2	—	(1)
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(d)	2,560	(1,551)	2,643
•Currency translation differences (investments accounted for using the equity method)(d)	3	3	(11)
•Hedges of net investments in foreign operations(d)	(121)	8	(354)
•Tax effects	17	(2)	91
Items subsequently reclassifiable to profit or loss(e)	2,460	(1,526)	2,313
(a)Items not subsequently reclassifiable to profit or loss and attributable to Opella: €(1) million in 2024, immaterial amount in 2023 and €20 million in 2022.
(b)Amounts reclassified to profit or loss were immaterial in 2024, 2023 and 2022.
(c)Amounts reclassified to profit or loss: €1 million in 2024, €1 million in 2023 and €2 million in 2022.
(d)Amounts reclassified to profit or loss: €5 million in 2024, €(56) million in 2023 and €(40) million in 2022 (including €(35) million relating to the deconsolidation of EUROAPI). Currency translation differences arise from the translation into euros of the financial statements of foreign subsidiaries, and are mainly due to the appreciation of the dollar against the euro.
(e)Items subsequently reclassifiable to profit or loss and attributable to Opella (currency translation differences): €(28) million in 2024, €(78) million in 2023,
€(54) million in 2022.
D.15.8. Stock options
Stock option plans awarded and measurement of stock option plans
No stock options were awarded during 2024, 2023 or 2022.
Stock subscription option plans
Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2024:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2024
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	—
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	159,250
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	136,000
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	257,010
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	168,784
Sanofi	04/30/2019	220,000	05/01/2023	04/30/2029	76.71	213,400
Total						934,444
The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €75 million.
The exercise of each option results in the issuance of one share.
Summary of stock option plans
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2022	2,337,968	77.13	180
Options exercisable	1,949,184	78.15	152
Options exercised	(490,373)	71.39	(35)
Options cancelled(a)	(9,626)	80.56	(1)
Options outstanding at December 31, 2022	1,837,969	78.64	144
Options exercisable	1,624,569	78.89	128
Options exercised	(504,956)	73.65	(37)
Options outstanding at December 31, 2023	1,333,013	80.53	107
Options exercisable	1,333,013	80.53	107
Options exercised	(398,569)	81.38	(32)
Options outstanding at December 31, 2024	934,444	80.16	75
Options exercisable	934,444	80.16	75
(a)Mainly due to the grantees leaving Sanofi.
The table below provides summary information about options outstanding and exercisable as of December 31, 2024:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	3.34	65.84	168,784	65.84
From €70.00 to €80.00 per share	349,400	3.17	76.39	349,400	76.39
From €80.00 to €90.00 per share	416,260	1.64	89.13	416,260	89.13
Total	934,444			934,444
D.15.9. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2024	2023	2022
Average number of shares outstanding	1,251.4	1,251.7	1,251.9
Adjustment for stock options with dilutive effect	0.1	0.2	0.3
Adjustment for restricted shares	4.6	4.5	4.7
Average number of shares used to compute diluted earnings per share	1,256.1	1,256.4	1,256.9
In 2024, 2023 and 2022, all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect.